BUSINESS ACQUISITIONS (Details) $ in Millions	9 Months Ended
	Dec. 31, 2023 CAD ($)	Apr. 03, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Freedom Mobile Inc.
BUSINESS ACQUISITIONS
Cash transferred net of cash acquired		$ 2,067.8
Cash acquired		$ 103.2
Amount of revenues contributed	$ 850.1
Amount of net income contributed	$ 94.0
VMedia Inc.
BUSINESS ACQUISITIONS
Number of shares issued as consideration			20,958
Value of equity issued as consideration			$ 17.3
Cash acquired			$ 1.4